Note 8 - Contract Liabilities (Tables)	3 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Explanation of significant changes in contract assets and contract liabilities [text block]
Balance, December 31, 2019	$192,958
Amounts invoices and revenue deferred as at March 31, 2020	37,569
Recognition of deferred revenue included in period	(56,806)
Balance, March 31, 2020	$173,721
Amounts invoices and revenue deferred as at December 31, 2020	229,658
Recognition of deferred revenue included in the adjusted balance at the beginning of the period	(184,813)
Balance, December 31, 2020	$218,566
Amounts invoices and revenue deferred as at March 31, 2021	135,523
Recognition of deferred revenue included in period	(63,628)
Balance, March 31, 2021	$290,460